Summary of Activity Related to Unvested Class B Awards (Detail) (Class B Liability Awards, USD $)	7 Months Ended
Sep. 30, 2013
Class B Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, beginning of period	$ 30.00
Granted, weighted average grant date fair value	$ 0
Forfeited, weighted average grant date fair value	$ 0
Vested, weighted average grant date fair value	$ 0
Weighted average grant date fair value, end of period	$ 30.00
Number of awards, beginning of period (shares)	10,049,314
Granted (shares)
Forfeited (shares)	(64,436)
Vested (shares)	(2,652,458)
Number of awards, end of period (shares)	7,332,420